Net fee and commission income (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022		Jun. 30, 2022
Fee and commission income:
Current accounts	£ 310	£ 316		£ 330
Credit and debit card fees	617	634		561
Commercial banking and treasury fees	166	132		179
Unit trust and insurance broking	34	35		43
Factoring	39	39		40
Other fees and commissions	260	264		217
Total fee and commission income	1,426	1,420	[1]	1,370	[1]
Fee and commission expense	(539)	(549)	[1]	(521)	[1]
Net fee and commission income	£ 887	£ 871	[1]	£ 849	[1]

[1]	Restated for presentational changes and for the adoption of IFRS 17; see notes 1, 24 and 25.